Bridges Investment Fund, Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Bridges Investment Fund, Inc. (the “Company”)
File Nos. 002-21600 and 811-01209

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Company on behalf of its series, the Bridges Investment Fund, Inc. (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A. The purpose of the proxy statement is a request for shareholders to approve the Fund transitioning from its existing stand-alone structure to Professionally Managed Portfolios Trust.

If you have any additional questions or require further information, please contact Elaine Richards at elaine.richards@usbank.com or (626) 914-7363, or Carl G. Gee at carl.gee@usbank.com or (414) 516-1716, or the undersigned at (402) 504-6286.

Sincerely,

/s/ Nancy K. Dodge
Nancy K. Dodge
Secretary, Treasurer and CCO

Enclosures